SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
Subsequent Events
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On April 13, 2023, the Company extended the expiry date of a total of 643,299 common share purchase warrants of the Company from April 16, 2023 to October 16, 2023. Each of the such warrants entitles the holder thereof to purchase one common share of the Company at a price of $1.75 per share (on a post-consolidation basis). Other than the extension of the expiry date of such warrants, all other terms and conditions remain unchanged.